Accounts Receivable-Third Parties (Tables)	9 Months Ended
Sep. 30, 2019
Accounts Receivable-Third Parties
Schedule of accounts receivable

	September 30,	December 31,
	2019	2018
	(in US$’000)
Accounts receivable, gross	40,375	40,217
Allowance for doubtful accounts	(43)	(41)
Accounts receivable, net	40,332	40,176

Schedule of movements on the allowance for doubtful accounts

	2019	2018
	(in US$’000)
As at January 1	41	258
Increase in allowance for doubtful accounts	36	161
Decrease in allowance due to subsequent collection	(33)	(225)
Write-off	—	(1)
Exchange difference	(1)	(14)
As at September 30	43	179